SHORT-TERM INVESTMENTS	12 Months Ended
Mar. 31, 2022
Disclosure of Short Term Investments Explanatory [Abstract]
SHORT-TERM INVESTMENTS
4.	SHORT-TERM INVESTMENTS

As at March 31, 2022, short-term investments consist of the following:

	Amount	Interest rates	Maturity
Bonds	$9,168	5.50% - 13.00%	April 9, 2022 - January 16, 2025
Money market instruments	90,455
	$99,623

During the year ended March 31, 2022, the Company recorded impairment charges of $10.6 million against the bond investment issued by a few Chinese real estate developing companies as the Company observed financial difficulty of these bond issuers. The carrying value of such bond investments was $1.8 million as at March 31, 2022. The impairment charge was included in finance costs on the consolidated statement of income (Note 17).

During the year ended March 31, 2021, the Company recorded impairment charges of $1.4 million against the bond investment issued by a few Chinese manufacturing companies as the Company observed financial difficulty of these bond issuers. The carrying value of such bond investments was $0.1 million as at March 31, 2021. The impairment charge was included in finance costs on the consolidated statement of income (Note 17).

As at March 31, 2021, short-term investments consist of the following:

	Amount	Interest rates	Maturity
Bonds	$15,812	5.38% - 13.00%	January 10, 2022 - September 3, 2024
Money market instruments	64,545
	$80,357